Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Parentheticals) (Details)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Australian tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Tax at the rate		25.00%	25.00%	25.00%
US tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Tax at the rate	[1]	27.50%	27.50%	27.50%

[1]	the tax rate is driven by 21.1% for the federal rate and 6.5% for the new York sate rate